Interest Expense (Income) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Revenue (Expense), Net [Abstract]
Interest paid	$ 186.8	$ 183.4	$ 180.0